Derivative Financial Assets	12 Months Ended
Dec. 31, 2024
DERIVATIVE FINANCIAL ASSETS [Abstract]
DERIVATIVE FINANCIAL ASSETS
14.	DERIVATIVE FINANCIAL ASSETS

(a)	Upside Participation and Profit Distribution Agreements

In previous years, two subsidiaries of the Group entered into “Upside Participation and Profit Distribution Agreements” (the “Agreements”) with a counterparty in relation to the movement of the share price of the entirety of the listed shares that the Group owns (“Underlying Assets”). Pursuant to the Agreements:

(a)	The counterparty is entitled to mutually agreed sharing percentage (the “Sharing Percentage”) of the gain of the Underlying Assets if the quoted market price or disposal price of the Underlying Assets is higher than a mutually agreed share price (the “Underlying Price”);

(b)	The counterparty shall pay a sum equivalent to the loss if the quoted market price or disposal price of the Underlying Assets is lower than Underlying Price (“Participation Cost”); and

(c)	Dividend or cash distributions generated from the Underlying Assets during the term of the Agreements shall be received by the Group for its sole benefit and shall not be included in the computation of the Profit or the Participation Cost.

During the year ended December 31, 2023, the Group settled this Upside Participation and Profit Distribution Agreements with the counterparty.

The Agreements satisfied the definition of derivative financial asset in accordance with U.S. GAAP and were stated at fair value with any subsequent changes recognized in profit or loss.

Net carrying amount
US$
As of January 1, 2022	167,388
Realized in profit or loss during the year	34,234
Settlement	(201,411)
Exchange realignment	(211)
As of December 31, 2023 and 2024	—

(b)	Future Settlement Contract

In June 2022, the Group entered into a future settlement contract with a counterparty, pursuant to which the Group is entitled to receive certain listed equity shares at a mutually agreed price at US$53,272 in aggregate (the “Future Settlement Contract”) within one year. The fair value of the underlying shares as of December 31, 2022 was US$70,953. The Future Settlement Contract was accounted for as a derivative financial asset and the net fair value changes recognized in profit or loss was US$17,681 for the year ended December 31, 2022. During December 31, 2023, the Agreement was terminated and fully settled with the counterparty with consideration of US$17,681.

(c)	Upside enterprise value agreement

In January 2023, the Group entered into an agreement with a counterparty in relation to the enterprise value of subsidiaries that the Group owns. The agreement has an original term of one year. In December 2023, the Group and the counterparty agreed to settle this agreement, and reached a final settlement amount of US$5,697 with the Group. In July 2023, the Group entered into another agreement with a counterparty in relation to the movement of a share price of listed shares that the Group owns. In November 2023, the Group and the counterparty agreed to settle this agreement, and reached a final settlement amount of US$56,142 with the Group.